Convertible Debentures - Summary of Reconciliation of Embedded Derivatives (Detail)	12 Months Ended
Dec. 31, 2021 CAD ($)
Disclosure Of Detailed Information About Reconciliation Of Embedded Derivatives [Line Items]
Fair value of embedded derivative at inception	$ 5,060,776
Fair value decrease	(784,261)
Derecognition of embedded derivative on conversion	(4,214,198)
Foreign exchange adjustments	(20,811)
Balance, embedded derivative	$ 41,506